Average Annual Total Returns - VIPGrowthPortfolio-InvestorPRO - VIPGrowthPortfolio-InvestorPRO - VIP Growth Portfolio	Apr. 29, 2024
VIP Growth Portfolio - Investor Class | Return Before Taxes
Average Annual Return:
Past 1 year	36.12%
Past 5 years	19.54%
Past 10 years	14.71%
RS007
Average Annual Return:
Past 1 year	41.21%
Past 5 years	18.85%
Past 10 years	14.33%